5. COAL AND OTHER MINERAL PROPERTIES (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		62 Months Ended	65 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2012
Interest paid	$ 31,250	$ 0	$ 31,250	$ 0	$ 31,250	$ 62,500
Unamortized debt discount	148,037		217,998	777,442	217,998	148,037
Amended Coal Promissory Note
Interest paid						31,250
Unamortized debt discount	76,114		108,223		108,223	76,114
Amended Mineral Promissory Note
Interest paid						31,250
Unamortized debt discount	$ 71,923		$ 109,775		$ 109,775	$ 71,923